Related Party Transactions (Details) - Schedule of due from related parties - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	$ 236,982
Greatest Group [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	235,438
Foshan Shangyu [Member]
Related Party Transactions (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	$ 1,544